Acquisition of Assets (Tables)	12 Months Ended
Jun. 30, 2014
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
As the purchase was treated as an asset acquisition, the value assigned for the assets acquired for the price paid in cash is as follows:

Material inventory	$223,000
Fixed assets	264,000
Intangible assets	13,000
$500,000